Vessels, net	6 Months Ended
Jun. 30, 2021
Vessels Net
Vessels, net

5. Vessels, net:

The amounts in the consolidated condensed balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2020	$1,167,909	$(283,009)	$884,900
Depreciation	—	(15,725)	(15,725)
Balance June 30, 2021	$1,167,909	$(298,734)	$869,175

As of June 30, 2021, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the $675 Million Credit Facility, further discussed in Note 6.